Annual Total Returns [BarChart] - Voya Emerging Markets Local Currency Debt Fund - Class P	Jul. 31, 2021
Bar Chart Table:
2011
2012
2013	(11.53%)
2014	(5.35%)
2015	(13.37%)
2016	5.60%
2017	14.47%
2018	(7.05%)
2019	13.23%
2020	0.86%